Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement	14,860,000	16,050,000	15,710,000
Expire September 19, 2018 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.16
Number of share options outstanding in share-based payment arrangement	0	3,760,000
Expire June 25, 2019 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.10
Number of share options outstanding in share-based payment arrangement	2,815,000	2,815,000
Expire December 31, 2019 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.05
Number of share options outstanding in share-based payment arrangement	1,000,000	1,000,000
Expire March 26, 2020 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.05
Number of share options outstanding in share-based payment arrangement	200,000	200,000
Expire July 16, 2020 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.13
Number of share options outstanding in share-based payment arrangement	2,380,000	2,380,000
Expire April 14, 2021 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.065
Number of share options outstanding in share-based payment arrangement	2,995,000	2,995,000
Expire June 23, 2022 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.095
Number of share options outstanding in share-based payment arrangement	2,900,000	2,900,000
Expire September 20, 2023 [Member]
Statement [Line Items]
Exercise price of outstanding share options	$ 0.06
Number of share options outstanding in share-based payment arrangement	2,570,000	0